Unaudited Condensed Consolidated Balance Sheets - USD ($)		Mar. 31, 2025	Sep. 30, 2024
Current Assets
Cash and cash equivalents		$ 1,699,634	$ 1,024,569
Restricted cash		304,546	314,922
Accounts receivable, net of allowance for credit losses of $530,999 and $82,032, respectively		4,680,640	3,918,558
Inventories, net		8,648,300	11,109,599
Advances to suppliers, net		6,916,214	2,435,809
Tax receivables		515,438	581,063
Prepaid expenses and other receivables		638,331	1,032,930
Total Current Assets		23,403,103	20,844,359
Property, plant and equipment, net		24,070,936	24,509,640
Land use rights, net		1,400,242	1,447,950
Intangible assets, net		3,721,742	4,261,262
Right-of-use assets			11,738
TOTAL ASSETS		52,596,023	51,074,949
Current Liabilities
Accounts payable		8,684,108	6,343,608
Convertible notes			1,075,781
Accrued expenses and other current liabilities		5,421,144	3,171,571
Advances from customers		1,415,552	495,290
Short-term borrowings		23,611,619	25,006,630
Lease liabilities – current		81,750	84,536
Deferred tax liability			5,329
Total Current Liabilities		44,841,079	40,961,435
Long-term borrowings		1,653,644	1,709,986
Long-term payables		276,349	516,940
Deferred tax liability		15,480
TOTAL LIABILITIES		46,786,552	43,188,361
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY*
Preference share, $0.001 per value, 100,000 shares authorized, 0 shares issued and outstanding as of March 31, 2025 and September 30, 2024	[1]
Additional paid-in capital	[1]	26,114,643	24,460,848
Statutory reserves	[1]	1,497,772	1,497,772
Accumulated deficit	[1]	(23,706,893)	(18,527,479)
Accumulated other comprehensive loss	[1]	(1,229,511)	(2,240,680)
Total Equity Attributable to Ostin Technology Group Co., Ltd.	[1]	2,679,058	5,192,233
Equity attributable to non-controlling interests	[1]	3,130,413	2,694,355
Total Shareholders’ Equity	[1]	5,809,471	7,886,588
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	[1]	52,596,023	51,074,949
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	2,847	1,572
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	200	200
Related Party
Current Assets
Due from related parties			426,909
Current Liabilities
Due to related parties		$ 5,626,906	$ 4,778,690

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.